Other (Expense) Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Nonoperating Expense	$ (183)		$ (4,216)
Foreign exchange gain	476	$ 2,839	2,814
Other (expense) income (2)		318
Total	1,753	4,558	(1,402)
Other Income (Expense) [Line Items]
Other Nonoperating Expense	183		4,216
Other (expense) income (2)		318
Marketable Security, Unrealized Gain (Loss)	(1,401)	1,401	0
Marketable Security, Realized Gain (Loss)	$ 2,861	$ 0	0
Defined Benefit Plan, Plan Assets, Divestiture			3,600
Premium Paid in relation to Sale and Leaseback repurchase
Other Income and Expenses [Abstract]
Other Nonoperating Expense			(2,600)
Other Income (Expense) [Line Items]
Other Nonoperating Expense			2,600
Settlement of Legal claim
Other Income and Expenses [Abstract]
Other (expense) income (2)			1,700
Other Income (Expense) [Line Items]
Other (expense) income (2)			$ 1,700